Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Disclosures	Fair Value Measurements
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	Fair Value of Assets (Liabilities) as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds	$149,553	$—	$—	$149,553
Interest rate derivatives	—	(28,442)	—	(28,442)
Total	$149,553	$(28,442)	$—	$121,111

	Fair Value of Assets (Liabilities) as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds	$45,209	$—	$—	$45,209
Interest rate derivatives	—	(14,990)	—	(14,990)
Total	$45,209	$(14,990)	$—	$30,219
Money market funds are valued using quoted market prices and are included in cash and cash equivalents on the Consolidated Statements of Financial Condition.
Management determines the fair value of its interest rate derivative agreements based on the present value of expected future cash flows based on observable future LIBOR rates applicable to each swap contract using linear interpolation, inclusive of the risk of non-performance, using a discount rate appropriate for the duration.